Debt (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Maturities of tenant improvement loan	Maturities on the tenant improvement loan were as follows (in thousands):

Years ending December 31,	Amount
2022	$265
2023	287
2024	310
2025 and thereafter	85
Total payable amount	947
Less: current portion of tenant improvement loan	(265)
Noncurrent portion of tenant improvement loan, net	$682